Condensed Consolidated Statement of Changes in Equity - AUD ($)	Issued capital [member]	Other reserves [member]	Retained earnings [member]	Total
Balance at Jun. 30, 2021	$ 153,574,974	$ 11,033,279	$ (143,075,218)	$ 21,533,035
IfrsStatementLineItems [Line Items]
Loss for the period			(3,881,371)	(3,881,371)
Other comprehensive gain		7,078		7,078
Total comprehensive income for the half-year		7,078	(3,881,371)	(3,874,293)
Transactions with owners in their capacity as owners:
Contributions of equity, net of transaction costs and tax	1,564,912			1,564,912
Share based payments expense		227,208		227,208
Transactions with owners in their capacity as owners	1,564,912	227,208		1,792,120
Balance at Dec. 31, 2021	155,139,886	11,267,565	(146,956,589)	19,450,862
Balance at Jun. 30, 2022	155,138,636	11,498,651	(150,206,216)	16,431,071
IfrsStatementLineItems [Line Items]
Loss for the period			(5,460,298)	(5,460,298)
Other comprehensive gain		15,497		15,497
Total comprehensive income for the half-year		15,497	(5,460,298)	(5,444,801)
Transactions with owners in their capacity as owners:
Share based payments expense		333,829		333,829
Transactions with owners in their capacity as owners		42,401		42,401
Reversal of forfeited Performance Rights		(291,428)		(291,428)
Balance at Dec. 31, 2022	$ 155,138,636	$ 11,556,549	$ (155,666,514)	$ 11,028,671